Equity - Summary of Information Relating to Share Options Outstanding (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	23,680	25,250	20,152
Weighted Average Remaining Life of Outstanding Options (months)	65 months
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 39.90
$5.34 — $13.57
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	4,096
Weighted Average Remaining Life of Outstanding Options (months)	49 months
$5.34 — $13.57 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
$5.34 — $13.57 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 13.57
$13.58 — $14.71
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	4,876
Weighted Average Remaining Life of Outstanding Options (months)	98 months
$13.58 — $14.71 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 13.58
$13.58 — $14.71 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 14.71
$14.72 — $26.53
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	5,406
Weighted Average Remaining Life of Outstanding Options (months)	43 months
$14.72 — $26.53 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 14.72
$14.72 — $26.53 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 26.53
$26.54 — $29.43
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	5,700
Weighted Average Remaining Life of Outstanding Options (months)	88 months
$26.54 — $29.43 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 26.54
$26.54 — $29.43 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 29.43
$29.44 — $39.90
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	3,602
Weighted Average Remaining Life of Outstanding Options (months)	36 months
$29.44 — $39.90 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 29.44
$29.44 — $39.90 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 39.90